Concentration of Risks	12 Months Ended
Jun. 30, 2025
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

21. CONCENTRATION OF RISKS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the Years Ended June 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Customer A	901,127	35%	3,017,311	41%	*	*
Customer B	381,136	15%	-	-	-	-
Customer C	291,292	11%	-	-	-	-
Customer G	267,403	10%	-	-	-	-

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total account receivables:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Customer D	220,593	25%	-	-
Customer G	160,878	18%	-	-
Customer E	148,756	17%	-	-
Customer F	136,971	16%	-	-
Customer H	-	-	23,030	48%
Customer I	-	-	21,345	45%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Customer A	-	-	5,065,448	98%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years Ended June 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Supplier A	282,566	18%	-	-	-	-
Supplier B	-	-	230,571	14%	-	-
Supplier C	-	-	176,266	11%	-	-
Supplier D	-	-	177,418	11%	-	-
Supplier E	-	-	*	*	360,326	14%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payables:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Supplier A	79,318	16%	-	-
Supplier G	64,804	13%	-	-
Supplier H	64,657	13%	-	-
Supplier I	53,686	11%	-	-
Supplier J	52,352	11%	-	-
Supplier D	-	-	176,383	41%
Supplier K	-	-	105,266	24%
Supplier B	-	-	84,214	20%
Supplier L	-	-	56,676	13%